Taxation (Details) - Schedule of current and deferred portion of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Current And Deferred Portion Of Income Tax Expense Abstract
Current income tax expense	$ 9
Deferred income tax expense
Total income tax expense	$ 9